Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS

Company	Relationship
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Company controlled by the ultimate holding company
Jiangsu GenScript Biotech Co., Ltd.	Company controlled by the ultimate holding company
Genscript USA Incorporated	Company controlled by the ultimate holding company
Genscript USA Holdings Inc	Company controlled by the ultimate holding company
Genscript Biotech (Netherlands) B.V.	Company controlled by the ultimate holding company
Nanjing Probio Biotech Co., Ltd.	Company controlled by the ultimate holding company
Jiangsu GenScript Probio Biotech Co., Ltd.	Company controlled by the ultimate holding company
Genscript Netherlands	Company controlled by the ultimate holding company
Genscript Biotech Corporation (“GenScript”)	Company controlled by the ultimate holding company
Genscript Probio USA Inc.	Company controlled by the ultimate holding company
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year:
(i)Licensing of patents to related parties:

	2022	2021	2020
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	—	3,019	—
The sale was generated from an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Sales-based royalties from related parties:

	2022	2021	2020
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	328	405	—
The sale was generated from sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(iii)Purchases from related parties:

	2022	2021	2020
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	6,174	9,615	4,162
Jiangsu GenScript Probio Biotech Co., Ltd	1,306	334	—
Genscript USA Incorporated	1,028	786	424
Genscript USA Holdings Inc	380	—	—
Nanjing Probio Biotech Co., Ltd.	237	21	—
Jiangsu GenScript Biotech Co., Ltd	51	146	41
GenScript Probio USA Inc.	8	—	—
Genscript Netherlands	5	6	—
Total	9,189	10,908	4,627
The transactions were made according to the price and terms agreed with related parties.
(iv)Shared services:
During the years ended December 31, 2022, 2021 and 2020, Nanjing GenScript Biotech Co., Ltd. provided certain accounting, legal, IT and administrative shared services to the Company for a consideration of $1.6 million, $1.6 million and $3.3 million, respectively.
(v)Compensation fee for termination of service agreement:

	2022	2021	2020
	US$’000	US$’000	US$’000
Jiangsu GenScript Biotech Co., Ltd.	—	2,666	—
In May 2021, pursuant to a settlement agreement between the Company and Jiangsu GenScript Biotech Co., Ltd., the Company incurred compensation charges for the termination of a service agreement related to the design and construction of a lab facility.
(vi)Financing from follow-on public offering, net of issuance cost

	2022	2021	2020
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	84,600	—
Genscript purchased 4,500,000 ordinary shares, in the form of ADSs issued as part of the follow-on public offering on December 20, 2021, at the same price as these shares issued to the public (note 26).
(vii)Lease contract guarantee
In 2018, Legend Ireland entered into a copy property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration.
(b)Outstanding balances with related parties:
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	90	409

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	321	243
Genscript USA Incorporated	16	19
Jiangsu Genscript Biotech Co., Ltd	3	—
Total	340	262

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	251	274
Jiangsu GenScript Probio Biotech Co., Ltd	21	925
Total	272	1,199
(ii)Due to related parties.

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	935	2,301
Genscript USA Incorporated	134	46
Jiangsu GenScript Biotech Co., Ltd	93	1
Nanjing Probio Biotech Co., Ltd.	21	22
Total	1,183	2,370

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	2,435	3,293
GenScript USA Incorporated.	58	50
Jiangsu Genscript Biotech Co., Ltd	7	—
Jiangsu Genscript Probio Biotech Co., Ltd	4	—
Nanjing Probio Biotech Co., Limited	3	—
Genscript Netherlands	1	—
Total	2,508	3,343

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Lease liabilities
Genscript USA Holdings Inc	427	—
Nanjing GenScript Biotech Co., Ltd.	205	286
Total	632	286
Except for lease liabilities with incremental borrowing rates between 5.14% and 7.94% repayable over 5 years, all other related party balances are unsecured and repayable on demand and interest free.
(iii)Compensation of key management personnel of the Company:

	2022	2021	2020
	US$’000	US$’000	US$’000
Equity-settled share-based compensation expense	3,582	2,907	529
Short-term employee benefits	2,170	1,942	1,733
Termination payment	—	—	774
Total	5,752	4,849	3,036